Advances to suppliers (Details) - USD ($)	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Supplies [Roll Forward]
Beginning balance	$ 14,034,379
Increased during the year	7,647,709	$ 30,753,022
Less: utilized during the year	(10,076,600)	(22,366,650)
Exchange rate difference	126,795	(220,479)
Ending balance	$ 11,732,283	$ 14,034,379